SEGMENTED INFORMATION	12 Months Ended
Sep. 30, 2014
Notes to Financial Statements
NOTE 14. SEGMENTED INFORMATION

On November 4, 2011, the Company ceased all operations on its drug development business and adopted a new corporate development strategy that changed the business operation of the Company to digital media and digital education with an intense focus on China. Results of operations are reported on a consolidated basis for segment reporting purposes. Consolidated disclosures about revenue streams and long-lived assets by geographic area are seen below.

Revenues

The Company did not generate revenue for the year 2014. The Company derived revenues from royalties and from consulting services for the year ended September 30, 2013 and 2012.

	Years ended September 30,
Revenue Stream	2014	2013	2012
Disposal of Indaflex rights (Mexico Only)	$0	$760,329	$166,803
Consulting Fees (North America)	-	-	-
Gross Operating Revenue	0	760,329	166,803

Other non-operating revenue:
Forgone Accounts Payable	13,364	106,377	117,300
Gain from disposal of fixed assets	-	-	67,077
Legal Settlement	-	-	59,949
Interest Income	409	2,704	683

Total Revenues and Non-Operating Revenues	$13,773	$869,410	$411,812

	Years ended September 30,
Long Lived Assets	2014	2013	2012
North America	$-	$-	$-
Asia	15,706	20,518	-
Total Long Lived Assets	$15,706	$20,518	$-